Offerings	Apr. 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares of Linde plc (euro 0.001 nominal value per share)
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Securities registered by this registration statement may be offered and sold separately or together with other securities. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. (2) In accordance with Rules 456(b) and 457(r), the Registrants are deferring payment of all of the registration fees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares of Linde plc (euro 0.001 nominal value per share)
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Securities registered by this registration statement may be offered and sold separately or together with other securities. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. (2) In accordance with Rules 456(b) and 457(r), the Registrants are deferring payment of all of the registration fees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares of Linde plc
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Securities registered by this registration statement may be offered and sold separately or together with other securities. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. (2) In accordance with Rules 456(b) and 457(r), the Registrants are deferring payment of all of the registration fees.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Linde plc
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Securities registered by this registration statement may be offered and sold separately or together with other securities. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. (2) In accordance with Rules 456(b) and 457(r), the Registrants are deferring payment of all of the registration fees.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Linde plc
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to the guarantees.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Linde Inc.
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Securities registered by this registration statement may be offered and sold separately or together with other securities. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. (2) In accordance with Rules 456(b) and 457(r), the Registrants are deferring payment of all of the registration fees.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Linde Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to the guarantees.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by Linde GmbH
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to the guarantees.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants with respect to any of the foregoing
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Securities registered by this registration statement may be offered and sold separately or together with other securities. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. (2) In accordance with Rules 456(b) and 457(r), the Registrants are deferring payment of all of the registration fees.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Securities Purchase Contracts with respect to any of the foregoing
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Securities registered by this registration statement may be offered and sold separately or together with other securities. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. (2) In accordance with Rules 456(b) and 457(r), the Registrants are deferring payment of all of the registration fees.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units comprising two or more of any of the foregoing
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Securities registered by this registration statement may be offered and sold separately or together with other securities. Separate consideration may or may not be received for securities that are issuable upon conversion of, or in exchange for, or upon exercise of, convertible or exchangeable securities. (2) In accordance with Rules 456(b) and 457(r), the Registrants are deferring payment of all of the registration fees.